Related Party Transactions (Details)	Apr. 30, 2016 USD ($)
Accounts Payable	$ 5,536
Accounts Payable Related Party	8,033
Accrued Expenses	2,069,185
Notes Payable	129,967
Notes Payable [Member] | Lemons [Member]
Notes Payable	63,530
Notes Payable [Member] | Hanks [Member]
Notes Payable	39,337
Notes Payable [Member] | Katabi [Member]
Notes Payable	27,100
Accrued Compensation [Member] | Hanks [Member]
Accrued Expenses	883,584
Accounts Payable [Member] | Hanks [Member]
Accounts Payable Related Party	8,033
Accounts Payable [Member] | Katabi [Member]
Accounts Payable	5,536
Accrued Interest Payable [Member] | Lemons [Member]
Accrued Expenses	9,320
Accrued Interest Payable [Member] | Hanks [Member]
Accrued Expenses	5,901
Accrued Interest Payable [Member] | Katabi [Member]
Accrued Expenses	4,065
Accrued Consulting Fees [Member] | Lemons [Member]
Accrued Expenses	791,315
Accrued Consulting Fees [Member] | Katabi [Member]
Accrued Expenses	$ 375,000